Long-Term Debt Narrative (Details) $ / shares in Units, € in Millions, shares in Millions			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 27, 2010 USD ($)	Jul. 31, 2018 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2018 USD ($) vessel SecurityLoan term_loan $ / shares shares	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) subsidiary vessel SecurityLoan term_loan $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2014 USD ($)	Jun. 30, 2018 NOK (kr) vessel SecurityLoan term_loan shares	Jun. 30, 2018 EUR (€) vessel SecurityLoan term_loan shares	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) vessel	May 31, 2015 NOK (kr)
Debt Instrument [Line Items]
Repayments of senior debt						$ 6,800,000
Long-term debt, gross					$ 3,398,442,000			$ 3,398,442,000		$ 3,449,611,000
Long-term Debt					3,349,333,000			3,349,333,000		$ 3,417,705,000
Foreign exchange gain (loss) (notes 8 and 14)					$ 12,529,000		$ (17,342,000)	$ 12,551,000	$ (20,246,000)
Weighted average interest rate, at point in time					5.00%			5.00%		4.30%		5.00%	5.00%		4.30%
Remainder of fiscal year					$ 400,000,000			$ 400,000,000
2019					300,000,000			300,000,000
2020					1,100,000,000			1,100,000,000
2021					800,000,000			800,000,000
2022					200,000,000			200,000,000
Thereafter					$ 600,000,000			$ 600,000,000
Number of loan agreements | SecurityLoan					7			7				7	7
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio					126.00%			126.00%				126.00%	126.00%
Vessel market value to loan required ratio					105.00%			105.00%				105.00%	105.00%
Undrawn revolving credit facilities time to maturity								6 months
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio					183.00%			183.00%				183.00%	183.00%
Vessel market value to loan required ratio					135.00%			135.00%				135.00%	135.00%
Term Loan One
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements					$ 100,000,000			$ 100,000,000
Term Loan One | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt					7.50%			7.50%				7.50%	7.50%
Term Loan Two
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements					$ 50,000,000			$ 50,000,000
Term Loan Two | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt					5.00%			5.00%				5.00%	5.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements					$ 50,000,000			$ 50,000,000
Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt					5.00%			5.00%				5.00%	5.00%
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross					$ 1,400,000,000			$ 1,400,000,000		$ 1,400,000,000
Number of debt instruments | term_loan								11
Number of debt instruments with balloon or bullet payments | term_loan					9			9				9	9
Number of vessels held as collateral | vessel					26			26		22		26	26		22
Secured Debt | Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | term_loan								1
Secured Debt | Remaining Term Loans
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					5.37%			5.37%				5.37%	5.37%
Secured Debt | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments | term_loan								1
Secured Debt | Remaining Term Loans | Three Month London Interbank Offered Rate | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								0.30%
Secured Debt | Remaining Term Loans | Three Month London Interbank Offered Rate | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt										3.25%
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%		8.50%	8.50%	8.50%		8.50%				8.50%	8.50%
Debt instrument, principal amount		$ 450,000,000		$ 200,000,000
Percentage of par at which notes sold		99.20%		99.01%
Debt instrument, interest rate, effective percentage					8.67%			8.67%				8.67%	8.67%
Repayments of senior debt											$ 57,300,000
Debt instrument, redemption price, percentage								100.00%
Discount rate for redemption feature								50.00%
Long-term debt, gross					$ 585,841,000			$ 585,841,000		$ 592,657,000
Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares														$ 11.70
Initial conversion price premium	20.00%
Sale of stock, price per share (in USD per share) | $ / shares														9.75
Norwegian Kroner Denominated Bonds Due Through October 2021
Debt Instrument [Line Items]
Long-term debt, gross					380,491,000			380,491,000		377,856,000
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Long-term debt, gross					$ 217,621,000			$ 217,621,000		232,957,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | term_loan					7			7				7	7
Credit facility, maximum borrowing capacity					$ 1,194,827,883.76			$ 1,194,827,883.76
Line of credit facility, remaining borrowing capacity					500,000,000			500,000,000
Line of Credit, reduction of available borrowing capacity, remainder of fiscal year					480,300,000			480,300,000
Line of Credit, reduction of available borrowing capacity, year two					52,600,000			52,600,000
Line of Credit, reduction of available borrowing capacity, year three					53,600,000			53,600,000
Line of Credit, reduction of available borrowing capacity, year four					347,300,000			347,300,000
Line of Credit, reduction of available borrowing capacity, thereafter					$ 261,000,000			$ 261,000,000
Debt instrument, collateral, number of vessels | vessel					50			50				50	50
Long-term debt, gross					$ 679,141,000			$ 679,141,000		$ 877,343,000
Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								1.25%		0.45%
Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								4.00%		4.00%
Revolving Credit Facilities | Secured Debt
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					200,000,000			$ 200,000,000
Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 125,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements					35,000,000.0			35,000,000.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Nibor Loan
Debt Instrument [Line Items]
Debt instrument, principal amount | kr																kr 3,100,000,000
Unsecured debt | kr												kr 3,100,000,000
Senior notes					380,500,000			380,500,000
Notional amount					$ 430,500,000			$ 430,500,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Nibor Loan | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								3.70%
Fixed interest rate					5.92%			5.92%				5.92%	5.92%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Nibor Loan | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								6.00%
Fixed interest rate					7.72%			7.72%				7.72%	7.72%
Teekay LNG | Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Number of debt instruments | term_loan								2
Number of vessels held as collateral | vessel					2			2				2	2
Long-term Debt					$ 217,600,000			$ 217,600,000		$ 233,000,000			€ 186.2		€ 194.1
Number of subsidiaries | subsidiary								1
Teekay LNG | Euro-denominated Term Loans due through 2023 | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								0.60%
Teekay LNG | Euro-denominated Term Loans due through 2023 | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								2.25%
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements					$ 35,000,000			$ 35,000,000
Teekay Tankers | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt					5.00%			5.00%				5.00%	5.00%
Teekay Tankers | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed					$ 226,800,000			$ 226,800,000
Securities Pledged as Collateral | Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares					38.2			38.2				38.2	38.2
Securities Pledged as Collateral | Teekay LNG | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares					25.2			25.2				25.2	25.2
Class A common stock | Securities Pledged as Collateral | Teekay Tankers | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares					16.8			16.8				16.8	16.8
Common Stock | Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Dividends payable, amount per share (in USD per share) | $ / shares														$ 0.055
Teekay Parent | Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument, principal amount														$ 125,000,000
Debt instrument, interest rate, stated percentage														5.00%
Proceeds from convertible debt	$ 104,600,000
Debt instrument, convertible term	5 years
Debt instrument, convertible, carrying amount of equity component														$ 16,100,000
Teekay Parent | Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 25,000,000
Teekay Parent | Common Stock
Debt Instrument [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares					$ 9.75			$ 9.75
Subsequent Event | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			8.50%
Repayments of senior debt			$ 45,800,000